Short-term trade and other payables about other non trade payables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	€ 4,180	€ 3,902	€ 3,646
Increase decrease in trade and other current payables exchange rate	(184)	63
Increase decrease in trade and other current payables consolidation scope changes	(38)	(4)
Increase decrease in trade and other current payables other	500	198
Other non trade payables [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	553	502	419
Increase decrease in trade and other current payables exchange rate	(10)	6
Increase decrease in trade and other current payables consolidation scope changes	(24)	(6)
Increase decrease in trade and other current payables other	84	83
Other non trade payables [Member] | Acrrued wages and salaries [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	252	254	227
Increase decrease in trade and other current payables exchange rate	(4)	3
Increase decrease in trade and other current payables consolidation scope changes	(19)	(1)
Increase decrease in trade and other current payables other	22	25
Other non trade payables [Member] | Taxes Payable [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	173	176	162
Increase decrease in trade and other current payables exchange rate	(3)	2
Increase decrease in trade and other current payables consolidation scope changes	(6)	(5)
Increase decrease in trade and other current payables other	6	17
Other non trade payables [Member] | Other payables [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	127	72	€ 30
Increase decrease in trade and other current payables exchange rate	(3)	2
Increase decrease in trade and other current payables consolidation scope changes	1	0
Increase decrease in trade and other current payables other	€ 57	€ 41